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                                                      [LOGO]SECURITY BENEFIT(SM)


May 3, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj:    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
         File Nos.:  33-83238 and 811-8724


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price Variable Annuity Account Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 20 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 21 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

/s/ AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company